Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of revenue [text block] [Abstract]
Disclosure of disaggregation of revenue from contracts with customers [text block]
	Year ended on December 31,
	2019	2018	2017
	USD in thousands

Miniature camera and related equipment	188	175	306
Development services	85	217	-
MUSE and related equipment	-	44	161
	273	436	467

Explanation of significant changes in contract assets and contract liabilities [text block]
	December 31,
	2019	2018
	USD in thousands
The change in deferred revenues:
Balance at beginning of year	349	179
Deferred revenue relating to new sales	2,069	200
Revenue recognition during the period	(116)	(30)
Balance at end of year	2,302	349

Schedule of composition of contract liabilities [table text block]
	December 31,
	2019	2018
	USD in thousands

Current contract liabilities	502	231
Non-current contract liabilities	(*)1,800	118
	2,302	349